                               Delaware VIP Trust

                  Supplement to the Series' current Prospectus

The following replaces the second paragraph in the section entitled "Transaction monitoring procedures" in the Series' prospectus:

Omnibus account  arrangements  are common forms of holding shares of the Series, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Series  will  attempt  to  have  financial   intermediaries  apply  the  Series'
monitoring   procedures  to  these  omnibus   accounts  and  to  the  individual
participants  in  such  accounts.  However,  to  the  extent  that  a  financial intermediary  is not able or willing to monitor or enforce the Series'  frequent trading policy with respect to an omnibus account, the Series' or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Series'  policy,  to  shareholders  investing in the Series through the financial intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than the Series.  Such restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors who have recently  purchased or redeemed  Series shares and similar restrictions.  The Series' ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Series may consider enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Series shares.

                Please keep this Supplement for future reference.

This Supplement is dated June 29, 2007.